Income tax expense/(credit)	12 Months Ended
Dec. 31, 2022
Income tax expense/(credit)
Income tax expense/(credit)
9	Income tax expense/(credit)
See accounting policy in note 36(F).

(a)	Taxation in the consolidated statements of profit or loss represents:

	2022	2021	2020
	$	$	$
Current tax - Hong Kong Profits Tax
Provision for the year	7,338,274	1,164,222	—
Current tax - Overseas
Provision for the year	88,463	38,475	19,671
Deferred tax
Origination and reversal of temporary differences	(279,633)	2,530,047	(1,957,229)

Tax expense/(credit)	7,147,104	3,732,744	(1,937,558)

Notes:

(i)
The provision for Hong Kong Profits Tax is calculated by applying the estimated annual effective tax rate of 16.5% for years ended December 31, 2022 and 2021, except for one subsidiary of the Group which is a qualifying corporation under the two-tiered
Profits Tax rate regime. No provision has been made for Hong Kong Profits Tax for the year ended December 31, 2020
as the subsidiary in Hong Kong had unutilized tax loss to
set-off
against taxable income.

(ii)
Pursuant to the income tax rules and regulations of the United Kingdom, the applicable corporate tax is calculated at 19% of the estimated taxable profits. No provision had been made as these subsidiaries had unutilized tax loss to set-off against taxable income or had sustained losses for taxation purposes for the year ended December 31, 2022, 2021 and 2020.

The Finance Act 2021 was enacted on June 10, 2021 and include
d
an increase in the corporate tax rate to 25% which will be effective from April 1, 2023. As a result, the deferred tax assets and liabilities as at December 31, 2021 and 2022
that are expected to be crystalized after April 1, 2023 are calculated using the rate of 25%.

(iii)	Taxation for other overseas subsidiaries and branch is charged at the appropriate current rates of taxation ruling in the relevant countries.

(b)	Reconciliation of effective tax rate:

	2022	2021	2020
	$	$	$
Loss before taxation	(183,306,283)	(170,284,098)	(3,901,443)

Notional tax on loss before taxation, calculated at the applicable rate	(18,117,948)	(6,622,976)	(697,772)
Tax effect of non-deductible expenses	25,595,035	11,587,117	1,111,877
Tax effect of non-taxable income	(168,565)	(1,008,915)	(76,874)
Tax effect of temporary difference not recognized	—	—	73,833
Tax effect on utilization of previously unrecognized tax losses	—	(579,657)	(692,350)
Tax effect of tax losses not recognized	101,854	—	298,651
Tax effect of previously unrecognized temporary differences recognized in current year	(263,272)	360,922	(1,957,229)
Others	—	(3,747)	2,306

	7,147,104	3,732,744	(1,937,558)

(c)	Movement in deferred tax balances:
The components of deferred tax (assets)/liabilities recognized in the consolidated statement of financial position and the movements during the years ended December 31, 2020, 2021 and 2022 are as follows:

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
	$	$	$	$
Deferred tax arising from:
At January 1, 2020	36,504	(1,169,865)	1,133,361	—
Charged/(credited) to profit or loss	315,514	(2,138,179)	(134,564)	(1,957,229)
Exchange differences	12,727	(39,709)	33,057	6,075

At December 31, 2020 and January 1, 2021	364,745	(3,347,753)	1,031,854	(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903

At December 31, 2021 and January 1, 2022	1,267,681	(1,809,162)	1,121,277	579,796
(Credited)/charged to profit or loss	(957,459)	1,799,103	(1,121,277)	(279,633)
Additions from acquisition (note 33(C))	63,666	(235,879)	2,850,000	2,677,787
Exchange differences	(38,448)	2,489	—	(35,959)

At December 31, 2022	335,440	(243,449)	2,850,000	2,941,991

	2022	2021
	$	$
Represented by:
Deferred tax assets	(243,449)	(79,702)
Deferred tax liabilities	3,185,440	659,498

	2,941,991	579,796

(d)	Unrecognized deferred tax assets
The Group has not recognized deferred tax assets in respect of cumulative tax losses of $62,586,553 (2021: nil; 2020: $
3,050,828)
as it is not probable that future taxable profits against which the losses can be utilized will be available in the relevant tax jurisdictions and entities.
The expiry dates of the cumulative tax losses are as follows:

	2022	2021
	$	$
Within 1 year	893,511	—
Over 1 year but within 5 years	14,362,136	—
Over 5 years but within 10 years	25,085,050	—
Do not expire under the relevant tax legislations	22,245,856	—

	62,586,553	—